Provision for Impairment of Investment Properties	12 Months Ended
Dec. 31, 2011
Impairment or Disposal of Tangible Assets Disclosure [Abstract]
Provision for Impairment of Investment Properties
Provision for Impairment of Investment Properties
The Company identified certain indicators of impairment for certain of its properties, such as a low occupancy rate, difficulty in leasing space and related cost of re-leasing, reduced anticipated holding periods and financially troubled tenants. The Company performed cash flow analyses during the year ended December 31, 2011 and determined that the carrying value of four of these properties exceeded the projected undiscounted cash flows based upon the estimated holding periods for the assets. Therefore, the Company has recorded impairment charges related to these properties consisting of the excess carrying value of the assets over the estimated fair value within the accompanying consolidated statements of operations and other comprehensive loss.

Location	Property Type	Impairment Date	Approximate Square Footage	Provision for Impairment of Investment Properties
Henderson, Nevada	Multi-tenant retail	December 31, 2011	236,000	$7,650

Discontinued Operations:
Thousand Oaks, California	Multi-tenant retail	December 22, 2011 (a)	63,000	636
Winston-Salem, North Carolina	Single-user office	March 31, 2011	501,000	30,373
Mesa, Arizona	Multi-tenant retail	Various (b)	195,000	1,322
				32,331
			Total	$39,981
		Estimated fair value of impaired properties		$37,466

(a)	An impairment charge of $2,700 was previously recorded during the year ended December 31, 2009.

(b)
During 2011, this asset was impaired upon execution of the purchase and sale agreement based upon the negotiated purchase price; such impairment charge was revised upon closing of the disposition. Impairment charges for this asset of $3,400 and $20,400 were previously recorded during the years ended December 31, 2010 and December 31, 2009, respectively.

During the year ended December 31, 2010, the Company recorded investment property impairment charges as summarized below:

Location	Property Type	Impairment Date	Approximate Square Footage	Provision for Impairment of Investment Properties
Coppell, Texas (a)	Multi-tenant retail	September 30, 2010	91,000	$1,851
Southlake, Texas (a)	Multi-tenant retail	September 30, 2010	96,000	1,322
Sugarland, Texas (a)	Multi-tenant retail	June 30, 2010	61,000	1,576
University Heights, Ohio	Multi-tenant retail	June 30, 2010	287,000	6,281
				11,030
Discontinued Operations:
Mesa, Arizona	Multi-tenant retail	December 31, 2010	195,000	3,400
Richmond, Virginia	Single-user retail	June 30, 2010	383,000	7,806
Hinsdale, Illinois	Single-user retail	May 28, 2010	49,000	821
				12,027
			Total	$23,057
		Estimated fair value of impaired properties		$72,696

(a)	Property acquired by the RioCan joint venture. Impairment based on estimated net realizable value inclusive of projected fair value of contingent earnout proceeds.

During the year ended December 31, 2009, the Company recorded investment property impairment charges as summarized below:

Location	Property Type	Impairment Date	Approximate Square Footage	Provision for Impairment of Investment Properties
Nashville, Tennessee	Multi-tenant retail	December 31, 2009	293,000	$6,700
Largo, Maryland	Multi-tenant retail	June 30, 2009	482,000	13,100
				19,800
Discontinued Operations:
Douglasville, Georgia	Single-user retail	December 31, 2009	110,000	3,200
Thousand Oaks, California	Multi-tenant retail	September 30, 2009	63,000	2,700
Kansas City, Missouri	Single-user retail	September 30, 2009	88,000	500
Wilmington, North Carolina	Single-user retail	September 30, 2009	57,000	800
Mountain Brook, Alabama	Single-user retail	September 30, 2009	44,000	1,100
Cupertino, California	Single-user office	September 30, 2009	100,000	8,400
Vacaville, California	Single-user retail	September 30, 2009	78,000	4,000
Hanford, California	Single-user retail	June 30, 2009	78,000	3,800
Mesa, Arizona	Multi-tenant retail	March 31, 2009	195,000	20,400
				44,900
			Total	$64,700
		Estimated fair value of impaired properties		$208,335
The Company can provide no assurance that material impairment charges with respect to the Company's investment properties will not occur in future periods.